Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-Term Debt [Line Items]
Amount		$ 6,089,428		$ 5,178,420	¥ 42,000,000	¥ 33,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.55%		3.70%	3.55%	3.70%
Issuance Date		Mar. 09, 2022		Nov. 01, 2021
Expiration Date		Jan. 19, 2023		Oct. 19, 2022
Amount		$ 579,946		$ 784,610	¥ 4,000,000	¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.40%		3.70%	3.40%	3.70%
Issuance Date		Dec. 08, 2022		Nov. 03, 2021
Expiration Date		Dec. 07, 2023		Nov. 03, 2022
Amount		$ 1,304,877		$ 1,412,296	¥ 9,000,000	¥ 9,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.95%		3.95%	3.95%	3.95%
Issuance Date		Feb. 17, 2022		Feb. 25, 2021
Expiration Date		Mar. 02, 2023	[1]	Feb. 17, 2022
Amount		$ 724,932		$ 784,609	¥ 5,000,000	¥ 5,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.55%		3.80%	3.55%	3.80%
Issuance Date		Mar. 09, 2022		Mar. 03, 2021
Expiration Date		Jan. 19, 2023	[1]	Mar. 02, 2022
Amount		$ 724,932		$ 784,609	¥ 5,000,000	¥ 5,000,000
Agricultural Bank of China One [Member]
Short-Term Debt [Line Items]
Company		Yada
Rate		3.60%			3.60%
Issuance Date		Dec. 08, 2022
Expiration Date	[1]	Dec. 06, 2023
Amount		$ 1,449,864			¥ 10,000,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Company		Yada		Yada
Rate		3.70%		3.85%	3.70%	3.85%
Issuance Date		Feb. 18, 2022		Feb. 19, 2021
Expiration Date		Feb. 21, 2023	[1]	Feb. 18, 2022
Amount		$ 1,304,877		$ 1,412,296	¥ 9,000,000	¥ 9,000,000

[1]	These loans were renewed upon maturity.